Trade and other receivables (Details) - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Trade And Other Receivables [Line Items]
Current tax receivable	$ 92	$ 23
Other accounts receivable	234	188
Total trade and other receivables	3,528	3,038
Wireless Equipment Installment Plan
Disclosure Of Trade And Other Receivables [Line Items]
Current trade receivables	649	85
Non-current trade receivables	399	65
Total wireless equipment installment plan receivables	1,048	150
Current Assets | Wireless Equipment Installment Plan
Disclosure Of Trade And Other Receivables [Line Items]
Allowance for doubtful accounts	28	9
Non-Current Assets | Wireless Equipment Installment Plan
Disclosure Of Trade And Other Receivables [Line Items]
Allowance for doubtful accounts	17	5
Gross carrying amount
Disclosure Of Trade And Other Receivables [Line Items]
Current trade receivables	3,414	2,981
Allowance for revenue adjustments
Disclosure Of Trade And Other Receivables [Line Items]
Current trade receivables	(185)	(104)
Allowance for doubtful accounts
Disclosure Of Trade And Other Receivables [Line Items]
Current trade receivables	(149)	(62)
Commodity taxes receivable
Disclosure Of Trade And Other Receivables [Line Items]
Current trade receivables	$ 122	$ 12